Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 1,042,106
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (41,194)
Weighted-Average Remaining Term (years)	3 years 4 months 21 days
Fixed Rate Payable	2.80%
Euro Denominated Interest Rate Swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 75,089
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (8,160)
Weighted-Average Remaining Term (years)	3 years 8 months 1 day
Fixed Rate Payable	3.80%
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (49,354)